Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	3 Months Ended	12 Months Ended
	Jan. 31, 2026 $ / bbl $ / lb	Oct. 31, 2025 $ / bbl $ / lb
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.50%	1.20%
Consumer price index, y/y %	2.20%	1.90%
Unemployment rate, average %	6.40%	7.00%
Bank of Canada overnight rate target, average %	2.40%	2.30%
HPI – Housing Price Index, y/y % change	3.50%	1.90%
USD/CAD exchange rate, average	1.35	1.32
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.90%	2.20%
Consumer price index, y/y %	2.20%	2.20%
Unemployment rate, average %	5.80%	5.80%
Bank of Canada overnight rate target, average %	3.00%	2.80%
HPI – Housing Price Index, y/y % change	5.40%	6.20%
USD/CAD exchange rate, average	1.31	1.3
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	1.40%
Consumer price index, y/y %	2.40%	2.60%
Target federal funds rate, upper limit, average %	3.10%	3.30%
Unemployment rate, average %	4.30%	4.50%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	2.30%
Consumer price index, y/y %	2.60%	2.50%
Target federal funds rate, upper limit, average %	3.30%	3.00%
Unemployment rate, average %	4.10%	4.30%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.60%	(0.20%)
Unemployment rate, average %	3.30%	3.30%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	2.20%
Unemployment rate, average %	3.80%	3.70%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.40%
Unemployment rate, average %	7.90%	7.90%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.10%	2.00%
Unemployment rate, average %	7.40%	6.70%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	2.90%
Unemployment rate, average %	5.80%	5.70%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	3.10%
Unemployment rate, average %	5.90%	6.10%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		2.90%
Unemployment rate, average %		10.30%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		2.50%
Unemployment rate, average %		9.90%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.70%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.00%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	60	60
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	61	66
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.75	4.19
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.09	4.68
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.50%	2.20%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.80%	2.70%
Alternative Scenario - Optimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.40%
Consumer price index, y/y %	2.40%	2.10%
Unemployment rate, average %	6.10%	6.60%
Bank of Canada overnight rate target, average %	2.80%	2.80%
HPI – Housing Price Index, y/y % change	4.30%	2.60%
USD/CAD exchange rate, average	1.34	1.31
Alternative Scenario - Optimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	3.10%
Consumer price index, y/y %	2.60%	2.70%
Unemployment rate, average %	4.60%	4.70%
Bank of Canada overnight rate target, average %	3.70%	3.70%
HPI – Housing Price Index, y/y % change	6.90%	7.70%
USD/CAD exchange rate, average	1.3	1.29
Alternative Scenario - Optimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	1.90%
Consumer price index, y/y %	2.60%	2.70%
Target federal funds rate, upper limit, average %	3.20%	3.50%
Unemployment rate, average %	4.30%	4.40%
Alternative Scenario - Optimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.20%
Consumer price index, y/y %	2.90%	2.80%
Target federal funds rate, upper limit, average %	3.70%	3.50%
Unemployment rate, average %	3.80%	4.00%
Alternative Scenario - Optimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.10%	0.60%
Unemployment rate, average %	3.20%	3.20%
Alternative Scenario - Optimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	2.90%
Unemployment rate, average %	3.20%	3.10%
Alternative Scenario - Optimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.50%
Unemployment rate, average %	7.60%	7.70%
Alternative Scenario - Optimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.90%	2.80%
Unemployment rate, average %	6.90%	6.40%
Alternative Scenario - Optimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	4.10%
Unemployment rate, average %	5.10%	5.30%
Alternative Scenario - Optimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	4.00%
Unemployment rate, average %	5.00%	5.20%
Alternative Scenario - Optimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		4.00%
Unemployment rate, average %		10.00%
Alternative Scenario - Optimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		3.40%
Unemployment rate, average %		9.10%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.20%	4.40%
Alternative Scenario - Optimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.80%	4.70%
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	63	64
Alternative Scenario - Optimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	72	78
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.85	4.29
Alternative Scenario - Optimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5.49	5.03
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.20%	3.00%
Alternative Scenario - Optimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.60%	3.50%
Alternative Scenario - Pessimistic [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.00%)	(1.10%)
Consumer price index, y/y %	1.70%	1.40%
Unemployment rate, average %	7.60%	8.20%
Bank of Canada overnight rate target, average %	2.10%	2.10%
HPI – Housing Price Index, y/y % change	(0.50%)	(2.00%)
USD/CAD exchange rate, average	1.41	1.37
Alternative Scenario - Pessimistic [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.70%
Consumer price index, y/y %	2.00%	2.00%
Unemployment rate, average %	6.40%	6.40%
Bank of Canada overnight rate target, average %	2.50%	2.40%
HPI – Housing Price Index, y/y % change	5.90%	6.70%
USD/CAD exchange rate, average	1.3	1.29
Alternative Scenario - Pessimistic [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.90%)	(1.00%)
Consumer price index, y/y %	2.60%	2.70%
Target federal funds rate, upper limit, average %	3.00%	3.20%
Unemployment rate, average %	5.70%	5.80%
Alternative Scenario - Pessimistic [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	3.00%
Consumer price index, y/y %	2.50%	2.40%
Target federal funds rate, upper limit, average %	2.90%	2.70%
Unemployment rate, average %	4.60%	4.80%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.70%)	(2.40%)
Unemployment rate, average %	4.00%	3.90%
Alternative Scenario - Pessimistic [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.60%
Unemployment rate, average %	3.90%	3.80%
Alternative Scenario - Pessimistic [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.30%	0.30%
Unemployment rate, average %	9.00%	9.00%
Alternative Scenario - Pessimistic [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.60%
Unemployment rate, average %	7.50%	6.90%
Alternative Scenario - Pessimistic [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.80%	0.60%
Unemployment rate, average %	6.80%	6.70%
Alternative Scenario - Pessimistic [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	3.60%
Unemployment rate, average %	6.30%	6.50%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		0.70%
Unemployment rate, average %		12.00%
Alternative Scenario - Pessimistic [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		3.00%
Unemployment rate, average %		10.50%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	1.60%
Alternative Scenario - Pessimistic [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.40%	4.40%
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	52	53
Alternative Scenario - Pessimistic [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	56	61
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.42	3.92
Alternative Scenario - Pessimistic [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	5	4.6
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	0.50%	0.30%
Alternative Scenario - Pessimistic [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.30%	3.20%
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.30%)	(4.40%)
Consumer price index, y/y %	5.40%	5.00%
Unemployment rate, average %	10.40%	11.20%
Bank of Canada overnight rate target, average %	3.30%	3.10%
HPI – Housing Price Index, y/y % change	(3.90%)	(5.10%)
USD/CAD exchange rate, average	1.5	1.45
Alternative Scenario - Very Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.40%
Consumer price index, y/y %	2.40%	2.40%
Unemployment rate, average %	7.00%	7.00%
Bank of Canada overnight rate target, average %	3.50%	3.30%
HPI – Housing Price Index, y/y % change	5.50%	6.20%
USD/CAD exchange rate, average	1.31	1.3
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.70%)	(3.70%)
Consumer price index, y/y %	6.00%	6.00%
Target federal funds rate, upper limit, average %	3.80%	3.90%
Unemployment rate, average %	7.90%	8.10%
Alternative Scenario - Very Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.50%
Consumer price index, y/y %	2.80%	2.70%
Target federal funds rate, upper limit, average %	3.90%	3.60%
Unemployment rate, average %	5.00%	5.20%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(4.80%)	(5.50%)
Unemployment rate, average %	6.10%	6.10%
Alternative Scenario - Very Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	3.30%
Unemployment rate, average %	4.70%	4.60%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.70%)	(3.70%)
Unemployment rate, average %	11.20%	11.20%
Alternative Scenario - Very Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.50%
Unemployment rate, average %	8.00%	7.30%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.80%)	(1.00%)
Unemployment rate, average %	10.60%	10.50%
Alternative Scenario - Very Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.80%	4.10%
Unemployment rate, average %	7.40%	7.60%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		(1.00%)
Unemployment rate, average %		18.90%
Alternative Scenario - Very Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change		3.50%
Unemployment rate, average %		12.50%
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(1.80%)	(0.60%)
Alternative Scenario - Very Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.10%	4.90%
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	45	45
Alternative Scenario - Very Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	51	56
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.08	3.61
Alternative Scenario - Very Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	4.85	4.47
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(2.10%)	(2.20%)
Alternative Scenario - Very Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.80%	3.70%